Offerings - Offering: 1	Oct. 08, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock $1.00 par value per share
Amount Registered | shares	750,000
Proposed Maximum Offering Price per Unit | shares	100.87
Maximum Aggregate Offering Price | $	$ 75,652,500
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 11,582.4
Offering Note
(1)
Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, or the Securities Act, this Registration Statement shall also cover any additional shares of Registrant’s Common Stock that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Registrant’s Common Stock, as applicable.

(2)
Estimated in accordance with Rules 457(c) and 457(h) solely for the purpose of calculating the registration fee on the basis of $100.87 per share, the average of the high and low prices of the Registrant’s Common Stock on October 4, 2024 as reported on the New York Stock Exchange.

(3)	Represents shares of the Registrant’s Common Stock that may be issued under the Church & Dwight Co., Inc. Employee Stock Purchase Plan.